Related Parties Payable (Details) - Schedule of issued share	Dec. 31, 2021 USD ($) shares
Related Parties Payable (Details) - Schedule of issued share [Line Items]
Shares issued | shares	550,000
Value | $	$ 2,123,000
Yan, Keyan [Member]
Related Parties Payable (Details) - Schedule of issued share [Line Items]
Shares issued | shares	150,000
Value | $	$ 579,000
Sun, Lei [Member]
Related Parties Payable (Details) - Schedule of issued share [Line Items]
Shares issued | shares	200,000
Value | $	$ 772,000
Li Huidan [Member]
Related Parties Payable (Details) - Schedule of issued share [Line Items]
Shares issued | shares	200,000
Value | $	$ 772,000